Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Unrecognised deferred tax assets
Tax losses and tax credits	$ 8,572	$ 8,462
Total unrecognised deferred tax assets	15,432	14,617
Unrecognised deferred tax liabilities
Investments in subsidiaries	2,179	2,099
Total unrecognised deferred tax liabilities	2,179	2,099
Investments in subsidiaries [member]
Unrecognised deferred tax assets
Temporary differences	1,661	1,597
Mineral rights [member]
Unrecognised deferred tax assets
Temporary differences	3,287	2,781
Other deductible temporary differences [member]
Unrecognised deferred tax assets
Temporary differences	$ 1,912	$ 1,777